UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN DEFICIT ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 359	¥ 74	¥ (476,918)	¥ 1,363,845	¥ 49,664	¥ (2,436,918)	¥ (6,787)	¥ (1,506,681)
Balance (In shares) at Dec. 31, 2022 | shares	57,176,842	7,206,059
Net loss						(42,706)	1,132	(41,574)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 3			170				173
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in shares) | shares	439,855
Foreign currency translation adjustment					(1,702)			(1,702)
Share-based compensation				1,950				1,950
Repurchase of ordinary shares			(2,075)					(2,075)
Balance at Jun. 30, 2023	¥ 362	¥ 74	(478,993)	1,365,965	47,962	(2,479,624)	(5,655)	(1,549,909)
Balance (In shares) at Jun. 30, 2023 | shares	57,616,697	7,206,059
Balance at Dec. 31, 2023	¥ 364	¥ 74	(479,346)	1,360,901	48,216	(2,427,992)	(3,567)	(1,501,350)
Balance (In shares) at Dec. 31, 2023 | shares	57,861,327	7,206,059
Net loss						(114,553)	(281)	(114,834)	$ (15,804)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 5			136				141
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (in shares) | shares	749,340
Foreign currency translation adjustment					6,226			6,226	857
Share-based compensation				605				605
Acquisition of noncontrolling interest				(5,952)			3,390	(2,562)
Disposal of discontinued operations				287,244				287,244
Repurchase of ordinary shares			(7,298)					(7,298)
Balance at Jun. 30, 2024	¥ 369	¥ 74	¥ (486,644)	¥ 1,642,934	¥ 54,442	¥ (2,542,545)	¥ (458)	¥ (1,331,828)	$ (183,266)
Balance (In shares) at Jun. 30, 2024 | shares	58,610,667	7,206,059